INVESTMENT IN ASSOCIATES (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of associates [abstract]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates
	Number of shares	Amount	Value of NUAG’s common shares per quoted market price
Balance April 1, 2020	42,596,506	$44,555	$148,624
Participation in public offering	1,320,710	5,805
WHG Spin-out		(1,793)
Share of net loss		(1,672)
Share of other comprehensive loss		(2,324)
Foreign exchange impact		5,828
Balance March 31, 2021	43,917,216	$50,399	$181,257
Purchase from open market	125,000	352
Share of net loss		(1,715)
Share of other comprehensive income		95
Foreign exchange impact		306
Balance March 31, 2022	44,042,216	$49,437	$140,275

	Number of shares	Amount	Value of WHG’s common shares per quoted market price
Balance April 1, 2020
Distributed by NUAG through WHG spin-out	5,740,285	1,793
Participation in private placement	5,774,000	1,326
Share of net loss		(174)
Foreign exchange impact		113
Balance March 31, 2021	11,514,285	$3,058	$15,108
Participation in private placement	4,000,000	4,960
Share of net loss		(473)
Foreign exchange impact		(141)
Balance March 31, 2022	15,514,285	$7,404	$6,208

Schedule of Financial Information for Investment
	Years ended March 31,
	2022(1)	2021(1)
Net loss attributable to NUAG’s shareholders as reported by NUAG	$(6,055)	$3,029
Adjustments to remove impairment charges recognized by NUAG	-	(8,862)
Net loss of NUAG qualified for pick-up	(6,055)	(5,833)
Other comprehensive income (loss) attributable to NUAG’s shareholders as reported by NUAG	334	(8,079)
Comprehensive income (loss) of NUAG qualified for pick-up	$(5,721)	$(13,912)
Company’s share of net loss	(1,715)	(1,672)
Company’s share of other comprehensive income (loss)	95	(2,324)
Company’s share of comprehensive income	$(1,620)	$(3,996)

(1)NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

	Year ended March 31,
	2022(1)	2021(1)
Net loss attributable to WHG’s shareholders as reported by WHG	$(1,607)	$(856)
Adjustments to exclude WHG’s net loss before spin-out	-	211
Net loss of WHG qualified for pick-up	$(1,607)	$(645)
Company’s share of net loss	$(473)	$(174)

(1)WHG’s fiscal year-end is on December 31. WHG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

Schedule of Consolidated Financial Statements
As at	March 31, 2022	March 31, 2021
Current assets	$37,075	$48,511
Non-current assets	88,171	78,164
Total assets	$125,246	$126,675
Current liabilities	2,353	811
Total liabilities	2,353	811

Net assets	$122,893	$125,864
Non-controlling interests	(24)	(50)
Total equity attributable to equity holders of NUAG	$122,917	$125,914
Company’s share of net assets of associate	$34,670	$35,932

As at	March 31, 2022	March 31, 2021
Current assets	$3,068	$823
Non-current assets	19,159	10,862
Total assets	$22,227	$11,685
Current liabilities	575	237
Long-term liabilities	5	-
Total liabilities	580	237

Net assets	$21,647	$11,448
Company’s share of net assets of associate	$6,341	$3,090